Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17. Commitments and Contingencies
In the normal course of business, we have various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements. There are no significant commitments and contingencies other than those disclosed below. Ben is a party to legal actions incidental to the business. Based on the opinion of legal counsel, management has concluded with regard to all commitments and contingencies disclosed below that either the outcome is not probable or the potential liability cannot be reasonably estimated, or both.
Lease Commitments
The Company operates on a month-to-month rental basis for its office premises and subleases aircraft under the Aircraft Sublease with Bradley Capital as discussed in Note 13. Rental expense for our premises and for the
Aircraft Sublease for the three months ended September 30, 2023 and 2022, totaled $1.6 million and $1.8 million, respectively. Rental expense for our premises and for the Aircraft Sublease for the six months ended September 30, 2023 and 2022, totaled $3.3 million and $3.4 million, respectively.
Unfunded Capital Commitments
The Customer ExAlt Trusts had $58.2 million and $61.1 million of potential gross capital commitments as of September 30, 2023 and March 31, 2023, respectively, representing potential limited partner capital funding commitments on the interests in alternative asset funds. The Customer ExAlt Trusts holding the interest in the limited partnership for the alternative asset fund is required to fund these limited partner capital commitments per the terms of the limited partnership agreement. Capital funding commitment reserves are maintained, in some instances, by certain of the Customer ExAlt Trusts created at the origination of each trust for up to $0.1 million. To the extent that the associated Customer ExAlt Trust cannot pay the capital funding commitment, Ben is obligated to lend sufficient funds to meet the commitment. Any amounts advanced by Ben to the Customer ExAlt Trusts for these limited partner capital funding commitments above the associated capital funding commitment reserves held by the associated Customer ExAlt Trusts are added to the ExAlt Loan balance between Ben and the Customer ExAlt Trusts and are expected to be recouped through the cash distributions from the alternative asset fund that collateralizes such ExAlt Loan.
Capital commitments generally originate from limited partner agreements having fixed or expiring expiration dates. The total limited partner capital funding commitment amounts may not necessarily represent future cash requirements. The majority, or 88%, of our portfolio with an unfunded commitment has a vintage of 2012 and prior. As the vintages continue to age, a cash requirement becomes less likely. We consider the creditworthiness of the investment on a case-by-case basis. At September 30, 2023 and March 31, 2023, there were no reserves for losses on unused commitments to fund potential limited partner capital funding commitments.
Legal Proceedings
Paul Capital Advisors Lawsuit
On February 18, 2022, Paul Capital Advisors (“PCA”) filed a lawsuit against MHT, Ben, and two Trust Advisors, Murray Holland (part-owner of MHT and President and CEO of GWG Holdings) and James Turvey (an employee of Ben). While Ben was named as a defendant, PCA did not assert claims against or seek relief from Ben but instead only sought the removal and replacement of the Trust Advisors. The lawsuit concerns a set of transactions that utilized a trust structure with MHT as the sole beneficiary.
On April 18, 2022, PCA amended its original complaint. The amended complaint asserted six new causes of action arising out of the same set of transactions, including, (i) purported breaches of contract against Ben, MHT, and the Trust Advisors; (ii) purported fraud against MHT, Ben and certain officers of Ben; and (iii) promissory estoppel against MHT, Ben, and the Trust Advisors. The amended complaint also sought additional relief in the form of (x) damages “in an amount to be proven at trial” and (y) an order granting rescission of an amendment to one of the transaction agreements or a holding declaring it invalid.
On October 3, 2022, the Court entered an order dismissing count I of PCA’s complaint in accordance with its memorandum opinion and count II in light of the parties’ agreement that it should also be dismissed. On November 1, 2022, defendants filed their opening briefs in support of their motions to dismiss the remaining counts. On December 20, 2022, PCA filed its answering brief in opposition to defendants’ motions to dismiss the remaining counts. In accordance with the parties’ stipulated briefing schedule, defendants’ reply briefs were due by January 24, 2023. Oral argument on the motions to dismiss was held on May 8, 2023. On August 29, 2023, the Court issued a letter opinion that denied defendants’ motions to dismiss with respect to most of the remaining counts, explaining that the Court was unwilling to determine the parties’ rights under the various agreements at the pleadings stage and that discovery may make these issues ripe for summary judgment. The Court did, however, grant defendants’ motions to dismiss as to one of PCA’s promissory estoppel claims and its claim for equitable fraud. On October 25, 2023, defendants filed their respective answers to PCA’s second amended complaint.
Defendants continue to believe PCA’s claims are baseless and intend to vigorously defend against each and every cause of action asserted against them in the second amended complaint. Due to the inherent uncertainties of litigation, we cannot accurately predict the ultimate outcome of this matter. Given the uncertainty of litigation and the preliminary stage of this claim, we are currently unable to estimate the probability of the outcome of these actions or the range of reasonably possible losses, if any, or the impact on our results of operations, financial condition or cash flows; however, the maximum exposure of the litigation with PCA could be up to $350 million plus costs and expenses.
Equity Awards Arbitration
Additionally, on December 16, 2022, a former member of the Board of Directors of Beneficient Management, LLC initiated a private arbitration in the International Court of Arbitration of the International Chamber of Commerce, challenging the termination of certain equity awards under two incentive plans by the administrator of the incentive plans. The claimant seeks total damages of $36.3 million plus attorney’s fees and punitive damages. A hearing took place on August 23, 2023, and the arbitrator has notified the parties that the record is officially closed. A decision in the arbitration is expected in the near future. The Company denies the claims asserted in the arbitration. Given the uncertainties attendant to litigation, the Company cannot accurately predict the ultimate outcome of this matter or the range of reasonably possible losses.
GWG Holdings Reorganization and Other Litigation
On April 20, 2022 and October 31, 2022, GWG Holdings and certain of its subsidiaries (the “Debtors”) filed voluntary petitions for reorganization under Chapter 11 of the United States Bankruptcy Code thereby commencing those certain chapter 11 cases (the “Chapter 11 Cases”). As part of the Chapter 11 reorganization process, it is possible that claims or causes of action arising from prior transactions with GWG Holdings could be advanced against BCG as part of the Chapter 11 Cases or in separate litigation. Such claims and causes of action could include (i) a request to avoid some or all of such transactions, including the transaction whereby GWG Holdings released its right to appoint a majority of the members of Ben Management’s board of directors, (ii) challenges to the reasonableness of the value received by the Debtors in such transactions, and (iii) efforts to recover the value of any transfers to BCG. A mediator has been appointed to oversee the mediation of certain matters between BCG, GWG Holdings and its debtor-affiliates, and certain other constituencies. The mediation commenced on January 30, 2023 and is still ongoing. We estimate that the maximum potential negative impact of any Retained Causes of Action to be between approximately $155 million and $382 million.
Further, the Official Committee of Bondholders (the “OBC”) in the Chapter 11 Cases has also filed a motion seeking standing to prosecute causes of actions on behalf of the Debtors’ estate. The OBC’s motion was deemed to be withdrawn upon the effective date of the Debtors’ bankruptcy plan, which occurred on August 1, 2023. The OBC’s motion set forth causes of action related to certain past transactions between the Debtors and Ben, including its directors. The OBC’s motion stated the proposed claims could add a maximum exposure of up to $500 million worth of additional value to the Debtors’ estate. Ben and its CEO filed motions to object to the OBC’s motion that refutes the allegations. The Debtors have indicated they oppose the OBC’s motion for standing and intend to address such alleged claims, if any, as part of a global plan of reorganization, including a possible mediated resolution. Ben intends to vigorously defend itself against any claims, should they be brought by the Litigation Trust.
On March 30, 2023, David Scura and Clifford Day, on behalf of themselves and all others similarly situated, filed a class action lawsuit in the United States District Court for Northern District of Texas against Ben, certain members of its board of directors (Brad K. Heppner, Peter T. Cangany, Richard W. Fisher, Thomas O. Hicks,
Dennis P. Lockhart, and Bruce W. Schnitzer), certain past members of the board of directors of GWG Holdings (Jon R. Sabes and Steven F. Sabes), FOXO Technologies Inc. (“FOXO”), and Emerson Equity LLC (“Emerson”). The suit alleges that the defendants defrauded GWG Holdings’ investors, and it asserts claims on behalf of a putative class consisting of all persons and entities who purchased or otherwise acquired GWG Holdings’ L Bonds or preferred stock of GWG Holdings between December 23, 2017, and April 20, 2022. The suit alleges that (i) BCG, the individual defendants, and FOXO violated Sections 10(b) of the Exchange Act and SEC Rule 10b-5 promulgated thereunder, (ii) that the individual defendants violated Section 20(a) of the Exchange Act and (iii) that Emerson violated Section 15(c)(1)(A) of the Exchange Act. The complaint does not allege the total amount of damages sought by the plaintiffs.
Bayati Action
On May 3, 2023, Thomas Horton and Frank Moore, in their capacities as the Lead Plaintiffs in the Bayati Action (the “Lead Plaintiffs”), filed a motion to lift the automatic stay in the Chapter 11 Cases in order to file a motion in the Northern District of Texas seeking to consolidate the Bayati and Scura Actions under the Private Securities Litigation Reform Act. On June 8, 2023, the plaintiffs in the Scura Action filed a voluntary notice of dismissal without prejudice.
On August 16, 2023, Thomas Horton and Frank Moore, in their capacities as the Lead Plaintiffs in the Bayati Action, filed a notice regarding the confirmation of the Debtors’ Chapter 11 plan in the GWG bankruptcy, a motion seeking to lift the bankruptcy stay and a motion to consolidate the Bayati and Horton Actions. On September 12, 2023, the court entered an order consolidating the Bayati and Horton Actions. The court ordered that the consolidated action shall bear the caption In re GWG Holdings, Inc. Securities Litigation. The court lifted the bankruptcy stay and ordered the Lead Plaintiffs to file a new consolidated complaint within 20 days.
On October 2, 2023, the Lead Plaintiffs filed a Consolidated Class Action Complaint against the Company, Brad K. Heppner, Peter T. Cangany, Jr., Thomas O. Hicks, Dennis P. Lockhart, Bruce W. Schnitzer, Murray T. Holland, Timothy L. Evans, David H. de Weese, Roy W. Bailey, David F. Chavenson, and Whitley Penn LLP, alleging Securities Act violations arising out of the Offering. The complaint alleges that the individual defendants violated Sections 11, 12(a)(2), and 15 of the Securities Act, and further alleges that the Company violated Section 15 of the Securities Act. The Company, Brad K. Heppner, Peter T. Cangany, Jr., Thomas O. Hicks, Dennis P. Lockhart, and Bruce W. Schnitzer (the “Ben Individual Defendants”) filed a motion to dismiss the complaint on November 7, 2023. The remaining defendants have not yet responded to the complaint, as the deadlines to respond still extend to January 2024. The Company and the Ben Individual Defendants intend to vigorously defend themselves in the litigation.
This litigation can subject us and certain of our directors to substantial costs and divert resources and the attention of management from our business. If these claims are successful, our business could be seriously harmed. Even if the claims do not result in protracted litigation or are resolved in our favor and the favor of our directors, the time and resources needed to resolve such claims could divert our management’s resources and adversely affect our business.
Wells Notice
On June 29, 2023, the Company received a “Wells Notice” from the Staff of the SEC’s Division of Enforcement, stating that the Staff has made a preliminary determination to recommend that the SEC file a civil enforcement action against the Company alleging violations of certain provisions of the Securities Act and the Exchange Act. The staff’s allegations appear to relate to, among other things, the Company’s association with an amendment to the debt coverage ratio calculation approved by certain holders of GWG Holdings issued debt in 2019 under an indenture and related disclosures by GWG, the December 31, 2019 valuation of the Company’s goodwill by a third-party valuation agent, potential contractual rights concerning an amendment to the Company’s governing documents, and other items in the historical disclosures of GWG.

A Wells Notice is not a formal allegation or a finding of wrongdoing, but is a preliminary determination by the Staff to recommend to the SEC that a civil enforcement action or administrative proceeding be brought against the recipient. The Company maintains that our actions were appropriate and intends to vigorously defend this matter. The Company has made a Wells submission to the SEC demonstrating why an action against the Company would be unfounded. We intend to engage in further dialogue with the SEC Staff and contest any allegations of wrongdoing. The results of the Wells Notice process and any corresponding enforcement action, including the costs, timing and other potential consequences of responding and complying therewith, are unknown at this time
.

20. Commitments and Contingencies
In the normal course of business, we have various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements. There are no significant commitments and contingencies other than those disclosed below. Ben is a party to legal actions incidental to the business. Based on the opinion of legal counsel, management has concluded with regard to all commitments and contingencies disclosed below that either the outcome is not probable, or the potential liability cannot be reasonably estimated, or both.
Lease Commitments
The Company operates on a
month-to-month
rental basis for its office premises and subleases aircraft under the Aircraft Sublease with Bradley Capital as discussed in Note 16. Rental expense for our premises and for the Aircraft Sublease for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, totaled $6.6 million, $1.6 million, $0.6 million, and $0.6 million, respectively.

Unfunded Capital Commitments
The Customer ExAlt Trusts had $61.1 million and $69.1 million of potential gross capital commitments as of March 31, 2023 and March 31, 2022, respectively, representing potential limited partner capital funding commitments on the interests in alternative asset funds. The Customer ExAlt Trusts holding the interest in the limited partnership for the alternative asset fund is required to fund these limited partner capital commitments per the terms of the limited partnership agreement. Capital funding commitment reserves are maintained, in some instances, by certain of the Customer ExAlt Trusts created at the origination of each trust for up to $0.1 million. To the extent that the associated Customer ExAlt Trust cannot pay the capital funding commitment, Ben is obligated to lend sufficient funds to meet the commitment. Any amounts advanced by Ben to the Customer ExAlt Trusts for these limited partner capital funding commitments above the associated capital funding commitment reserves held by the associated Customer ExAlt Trusts are added to the ExAlt Loan balance between Ben and the Customer ExAlt Trusts and are expected to be recouped through the cash distributions from the alternative asset fund that collateralizes such ExAlt Loan.
Capital commitments generally originate from limited partner agreements having fixed or expiring expiration dates. The total limited partner capital funding commitment amounts may not necessarily represent future cash requirements. The majority, or 88%, of our portfolio with an unfunded commitment has a vintage of 2012 and prior. As the vintages continue to age, a cash requirement becomes less likely. We consider the creditworthiness of the investment on a case-by-case
basis. At March 31, 2023 and March 31, 2022, there were no reserves for losses on unused commitments to fund potential limited partner capital funding commitments.
Contingent Consideration Payable
In connection with the $352.6 million acquisition of alternative assets by the Customer ExAlt Trusts on December 7, 2021, the Company had a contingent obligation to issue additional BCG Preferred B.2 based on the updated NAV of such acquired alternative assets as of December 31, 2021 as determined by the underlying fund general partners and/or investment managers. As of March 31, 2022, the Company recorded a $20.2 million liability, which was the value of the additional BCG Preferred B.2 that expected to be issued based on the updated NAV, using information that existed as of the date of the statement of financial condition, but made available to the Company after the aforementioned periods and prior to the issuance of these consolidated financial statements. On September 1, 2022, the Company satisfied the liability in full by issuing $20.1 million of BCG Preferred B.2.
Legal Proceedings
On February 18, 2022, Paul Capital Advisors (“PCA”) filed a lawsuit against MHT, Ben, and two Trust Advisors, Murray Holland (part-owner of MHT and President and CEO of GWG Holdings) and James Turvey (an employee of Ben). While Ben was named as a defendant, PCA did not assert claims against or seek relief from Ben but instead only sought the removal and replacement of the Trust Advisors. The lawsuit concerns a set of transactions that utilized a trust structure with MHT as the sole beneficiary.
On April 18, 2022, PCA amended its original complaint. The amended complaint asserted six new causes of action arising out of the same set of transactions, including, (i) purported breaches of contract against Ben, MHT, and the Trust Advisors; (ii) purported fraud against MHT, Ben and certain officers of Ben; and (iii) promissory estoppel against MHT, Ben, and the Trust Advisors. The amended complaint also sought additional relief in the form of (x) damages “in an amount to be proven at trial” and (y) an order granting rescission of an amendment to one of the transaction agreements or a holding declaring it invalid.
On October 3, 2022, the Court entered an order dismissing count I of PCA’s complaint in accordance with its memorandum opinion and count II in light of the parties’ agreement that it should also be dismissed. On November 1, 2022, defendants filed their opening briefs in support of their motions to dismiss the remaining counts. On December 20, 2022, PCA filed its answering brief in opposition to defendants’ motions to dismiss the remaining counts. In accordance with the parties’ stipulated briefing schedule, defendants’ reply briefs were due by January 24, 2023. Oral argument on the motions to dismiss was held on May 8, 2023, and the Court took the matter under advisement.
Defendants continue to believe PCA’s claims are baseless and intend to vigorously defend against each and every cause of action asserted against them in the second amended complaint. Briefing related to defendants’ motions to dismiss the remaining counts recently concluded. Due to the inherent uncertainties of litigation, we cannot accurately predict the ultimate outcome of this matter. Given the uncertainty of litigation and the preliminary stage of this claim, we are currently unable to estimate the probability of the outcome of these actions or the range of reasonably possible losses, if any, or the impact on our results of operations, financial condition or cash flows; however, the maximum exposure of the litigation with PCA could be up to $350 million plus costs and expenses.
Additionally, on December 16, 2022, a former member of the Board of Directors of Beneficient Management, LLC initiated a private arbitration in the International Court of Arbitration of the International Chamber of Commerce, challenging the termination of certain equity awards under two incentive plans by the administrator of the incentive plans. The claimant seeks total damages of $36.3 million plus attorney’s fees and punitive damages. The deadline to respond has not yet passed, but the Company denies the claims asserted in the arbitration.
On April 20, 2022 and October 31, 2022, GWG Holdings and certain of its subsidiaries (the “Debtors”) filed voluntary petitions for reorganization under Chapter 11 of the United States Bankruptcy Code thereby commencing those certain chapter 11 cases (the “Chapter 11 Cases”). As part of the Chapter 11 reorganization process, it is possible that claims or causes of action arising from prior transactions with GWG Holdings could be advanced against BCG as part of the Chapter 11 Cases or in separate litigation. Such claims and causes of action could include (i) a request to avoid some or all of such transactions, including the transaction whereby GWG Holdings released its right to appoint a majority of the members of Ben Management’s board of directors, (ii) challenges to the reasonableness of the value received by the Debtors in such transactions, and (iii) efforts to recover the value of any transfers to BCG. A mediator has been appointed to oversee the mediation of certain matters between BCG, GWG Holdings and its debtor-affiliates, and certain other constituencies. The mediation commenced on January 30, 2023 and is still ongoing. We estimate that the maximum potential negative impact of any Retained Causes of Action to be between approximately $155 million and $382 million.
Further, the Official Committee of Bondholders (the “OBC”) in the Chapter 11 Cases has also filed a motion seeking standing to prosecute causes of actions on behalf of the Debtors’ estate. The OBC’s motion has been abated pending confirmation of the Debtors plan of reorganization, but it is possible that the hearing may be reset to a future date depending on, among other things, the results of the ongoing mediation or by agreement between the Debtors and the OBC. The OBC’s motion sets forth causes of action related to certain past transactions between the Debtors and Ben, including its directors. The OBC’s motion states the proposed claims could add a maximum exposure of up to $500 million worth of additional value to the Debtors’ estate. Ben and its CEO filed motions to object to the OBC’s motion that refutes the allegations. The Debtors have indicated they oppose the OBC’s motion for standing and intend to address such alleged claims, if any, as part of a global plan of reorganization, including a possible mediated resolution. Ben intends to vigorously defend itself against any claims, should they be brought by the Debtors, the OBC, or the Litigation Trust.
On March 30, 2023, David Scura and Clifford Day, on behalf of themselves and all others similarly situated, filed a class action lawsuit in the United States District Court for Northern District of Texas against Ben, certain members of its board of directors (Brad K. Heppner, Peter T. Cangany, Richard W. Fisher, Thomas O. Hicks, Dennis P. Lockhart, and Bruce W. Schnitzer), certain past members of the board of directors of GWG Holdings (Jon R. Sabes and Steven F. Sabes), FOXO Technologies Inc. (“FOXO”), and Emerson Equity LLC (“Emerson”). The suit alleges that the defendants defrauded GWG Holdings’ investors, and it asserts claims on behalf of a putative class consisting of all persons and entities who purchased or otherwise acquired GWG Holdings’ L Bonds or preferred stock of GWG Holdings between December 23, 2017, and April 20, 2022. The suit alleges that (i) BCG, the individual defendants, and FOXO violated Sections 10(b) of the Exchange Act and SEC Rule
10b-5
promulgated thereunder, (ii) that the individual defendants violated Section 20(a) of the Exchange Act and (iii) that Emerson violated Section 15(c)(1)(A) of the Exchange Act. The complaint does not allege the total amount of damages sought by the plaintiffs. On May 3, 2023, Thomas Horton and Frank Moore, in their capacities as the lead plaintiffs in the Bayati Action, filed a motion to lift the automatic stay in the Chapter 11 Cases in order to file a motion in the Northern District of Texas seeking to consolidate the Bayati and Scura Actions under the Private Securities Litigation Reform Act. On June 8, 2023, the plaintiffs in the Scura Action filed a voluntary notice of dismissal without prejudice.
This litigation can subject us and certain of our directors to substantial costs and divert resources and the attention of management from our business. If these claims are successful, our business could be seriously harmed. Even if the claims do not result in protracted litigation or are resolved in our favor and the favor of our directors, the time and resources needed to resolve such claims could divert our management’s resources and adversely affect our business.